UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.
September 30, 2009 (Unaudited)
Schedule of Investments
INDIA (99.85% of holdings)
COMMON STOCKS (97.21% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India	97.06%
	Beverages — Alcoholic	0.13%
95,380	United Spirits, Ltd.		$1,409,894	$1,813,419

			1,409,894	1,813,419

	Beverages-Non Alcoholic	0.16%
117,877	Tata Tea, Ltd.		1,557,279	2,196,670

			1,557,279	2,196,670

	Building & Construction	3.75%
195,754	B.L. Kashyap and Sons, Ltd.		1,756,409	1,851,535
424,342	Gammon India, Ltd.		722,165	1,669,846
1,487,351	Hindustan Construction Co., Ltd.		2,991,532	4,065,828
771,907	IVRCL Infrastructures and Projects, Ltd.		2,751,197	6,283,729
3,538,217	Jaiprakash Associates, Ltd.		8,981,756	17,450,202
690,835	KEC International, Ltd.		5,560,336	8,073,744
435,339	Madhucon Projects, Ltd.		2,490,015	2,421,265
1,677,609	Nagarjuna Construction Co., Ltd.		1,957,527	5,213,648
567,734	Orbit Corporation, Ltd. +		2,215,892	3,126,343
94,969	Patel Engineering, Ltd.		363,025	975,256
234,595	Titagarh Wagons, Ltd.		3,985,506	1,490,328

			33,775,360	52,621,724

	Cement	0.80%
1,766,178	Ambuja Cements, Ltd.		1,681,815	3,658,656
73,059	Grasim Industries, Ltd.		2,670,172	4,204,405
808,040	Sagar Cements, Ltd.		3,467,591	3,387,200

			7,819,578	11,250,261

	Chemicals	0.73%
1,602,225	Chambal Fertilizers and Chemicals, Ltd.		1,537,154	1,863,517
302,837	Tata Chemicals, Ltd.		1,034,807	1,768,989
1,937,084	United Phosphorus, Ltd.		6,065,073	6,674,393

			8,637,034	10,306,899

	Coal	0.07%
680,562	Gujarat NRE Coke, Ltd.		292,980	936,560

			292,980	936,560

	Computer Software & Programming	12.76%
632,750	Everonn Systems India, Ltd.+		6,844,133	5,860,550
735,859	HCL Technologies, Ltd.		4,730,281	5,194,839
2,342,795	Infosys Technologies, Ltd.		36,339,451	112,422,991
22,600	Infosys Technologies, Ltd. ADR		999,358	1,095,874
2,030,873	KPIT Cummins Infosystems, Ltd.		1,787,620	3,309,852
118,033	Mphasis, Ltd.		513,547	1,633,520
298,730	Patni Computer Systems, Ltd.		1,447,742	2,856,270
812,982	Satyam Computer Services, Ltd.		1,506,434	2,011,963
931,573	Tanla Solutions, Ltd.		3,289,062	1,392,373

The India Fund, Inc.
September 30, 2009 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Computer Software & Programming (concluded)
2,089,975	Tata Consultancy Services, Ltd.		$19,303,494	$26,908,347
1,314,697	Wipro, Ltd.		8,320,649	16,445,669

			85,081,771	179,132,248

	Consumer Non-Durables	1.42%
4,122,218	ITC, Ltd.		10,184,659	19,871,996

			10,184,659	19,871,996

	Consumer Products	0.58%
3,446,837	Marico, Ltd.		4,939,014	6,409,304
66,027	Titan Industries, Ltd.		1,161,330	1,710,965

			6,100,344	8,120,269

	Consumer Staples	1.49%
48,358	Colgate-Palmolive (India), Ltd.		365,816	636,530
1,075,725	Dabur India, Ltd.		2,786,613	3,182,116
3,130,350	Hindustan Unilever, Ltd.		14,697,597	17,104,511

			17,850,026	20,923,157

	Diversified Financial Services	1.90%
458,590	Indiabulls Financial Services, Ltd.		1,058,649	1,802,234
2,317,405	Infrastructure Development Finance Co., Ltd.		3,320,335	7,035,797
2,424,368	Power Finance Corp.		7,415,539	11,566,208
155,831	Reliance Capital, Ltd.		1,607,994	2,970,685
2,081,584	SREI Infrastructure Finance, Ltd.		4,617,905	3,347,064

			18,020,422	26,721,988

	Diversified Industries	0.09%
39,765	Aban Offshore, Ltd.		903,455	1,317,730

			903,455	1,317,730

	Diversified Operations	0.30%
798,398	Sintex Industries, Ltd.		2,991,381	4,225,593

			2,991,381	4,225,593

	E-Services & Consulting	0.20%
674,771	Core Projects & Technologies, Ltd.		1,598,735	2,834,866

			1,598,735	2,834,866

	Electric — Integrated	0.86%
581,830	CESC, Ltd.		3,580,123	4,707,979
5,354,891	National Hydroelectric Power Corp., Ltd.+		3,930,538	3,845,993
1,925,757	PTC India, Ltd.		2,966,886	3,524,850

			10,477,547	12,078,822

	Electric — Transmission	0.34%
524,349	Crompton Greaves, Ltd.		3,508,028	3,419,359

The India Fund, Inc.
September 30, 2009 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Electric — Transmission (concluded)
604,904	Power Grid Corp. of India, Ltd.		$1,019,764	$1,382,584

			4,527,792	4,801,943

	Electronics & Electrical Equipment	8.48%
144,584	Bharat Electronics, Ltd.		3,065,920	4,600,058
644,435	Bharat Heavy Electricals, Ltd.		7,407,058	31,148,696
3,824,701	Exide Industries, Ltd.		5,581,620	7,314,676
3,363,562	Jyoti Structures, Ltd.		5,517,148	10,886,740
1,667,198	Lanco Infratech, Ltd.+		10,566,882	16,613,062
651,326	MIC Electronics, Ltd.		514,605	720,311
2,484,826	NTPC, Ltd.		10,232,928	11,038,506
762,919	Punj Lloyd, Ltd.		3,565,711	4,239,232
803,252	Reliance Infastructure, Ltd.		9,801,913	20,398,142
247,177	Siemens India, Ltd.		1,526,113	2,862,279
337,287	Tata Power Co., Ltd.		5,143,308	9,251,291

			62,923,206	119,072,993

	Energy — Alternate Sources	0.26%
578,845	Suzlon Energy, Ltd.		653,325	1,102,820
390,973	Webel-Sl Energy Systems, Ltd.		3,247,754	2,592,670

			3,901,079	3,695,490

	Engineering	1.78%
596,689	Larsen & Toubro, Ltd.		13,390,085	20,878,223
158,375	McNally Bharat Engineering Co., Ltd.		345,315	562,650
312,159	Thermax, Ltd.		184,068	3,504,448

			13,919,468	24,945,321

	Finance	16.84%
722,287	Axis Bank, Ltd.		7,963,334	14,737,778
727,050	Bank of Baroda		3,878,750	7,290,904
167,300	Canara Bank, Ltd.		605,435	1,118,985
2,778,269	Dena Bank, Ltd.		3,525,209	3,921,515
307,371	Federal Bank, Ltd.		1,510,752	1,608,578
931,795	HDFC Bank, Ltd.		16,970,713	31,810,422
883,798	Housing Development Finance Corp., Ltd.		15,540,687	51,016,116
2,139,972	ICICI Bank, Ltd.		18,440,092	40,250,424
170,600	ICICI Bank, Ltd. ADR		5,457,677	6,578,336
1,392,277	IDBI Bank, Ltd.		3,597,951	3,681,481
187,586	ING Vysya Bank, Ltd.		1,047,982	1,051,113
163,690	Kotak Mahindra Bank, Ltd.		2,529,386	2,640,886
123,000	Oriental Bank of Commerce		502,897	609,183
854,436	Punjab National Bank, Ltd.		9,036,346	14,131,364
685,783	Rural Electrification Corp., Ltd.		1,713,779	2,874,714
3,401,439	South Indian Bank, Ltd.		4,224,867	8,799,690
886,749	State Bank of India		13,082,687	40,474,686
22,550	State Bank of India GDR		257,070	2,047,213
425,407	Yes Bank, Ltd.+		1,536,000	1,812,435

			111,421,614	236,455,823

The India Fund, Inc.
September 30, 2009 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Food	1.09%
930,502	Bajaj Hindusthan, Ltd.		$2,067,881	$3,564,941
2,759,111	Balrampur Chini Mills, Ltd.		4,462,951	7,023,244
1,219,005	Lakshmi Energy and Foods, Ltd.		3,674,986	3,453,911
321,800	Shree Renuka Sugars, Ltd.		1,257,663	1,322,186

			11,463,481	15,364,282

	Healthcare	0.08%
260,916	Opto Circuits India, Ltd.		999,281	1,091,557

			999,281	1,091,557

	Hotels & Leisure	0.39%
5,206,131	Hotel Leelaventure, Ltd.		3,698,048	4,182,870
819,393	Indian Hotels Co., Ltd.		1,360,788	1,314,981

			5,058,836	5,497,851

	Independent Power Producers	0.14%
558,143	Reliance Power, Ltd.+		1,309,240	1,946,336

			1,309,240	1,946,336

	Investment Companies	0.26%
345,130	Bajaj Holdings and Investment, Ltd.		3,401,527	3,659,361

			3,401,527	3,659,361

	Media — Conglomerates	0.04%
62,570	UTV Software Communications, Ltd.		499,981	589,411

			499,981	589,411

	Metal — Diversified	2.09%
530,062	Hindustan Zinc, Ltd.		5,836,677	9,105,431
86,454	Jindal South West Holding, Ltd.+		2,034,966	2,902,827
934,818	Sterlite Industries (India), Ltd.		8,168,864	15,067,272
142,800	Sterlite Industries (India), Ltd. ADR +		1,993,031	2,280,516

			18,033,538	29,356,046

	Motorcycle/Motor Scooter	0.39%
176,877	Bajaj Auto, Ltd.		3,381,155	5,511,664

			3,381,155	5,511,664

	Oil & Gas	0.47%
238,821	Oil India, Ltd.+		5,229,111	5,662,349
546,262	Reliance Natural Resources, Ltd.+		709,990	999,862

			5,939,101	6,662,211

	Petroleum Related	15.86%
574,827	Bharat Petroleum Corp., Ltd.		6,004,881	6,856,579
1,871,248	Cairn India, Ltd.+		6,204,120	10,185,767
1,077,962	GAIL India, Ltd.		6,509,844	8,040,178

The India Fund, Inc.
September 30, 2009 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Petroleum Related (concluded)
847,801	Hindustan Petroleum Corp., Ltd.		$5,179,151	$7,061,043
177,739	Indian Oil Corp., Ltd.		1,303,385	2,514,505
1,333,487	Oil and Natural Gas Corp., Ltd.		18,300,538	32,468,823
3,400,464	Reliance Industries, Ltd. +		58,289,422	155,599,238

			101,791,341	222,726,133

	Pharmaceuticals	2.52%
807,435	Cipla, Ltd.		3,230,831	4,695,560
57,200	Dr. Reddy’s Laboratories, Ltd. ADR		945,350	1,115,400
218,899	Glenmark Pharmaceuticals, Ltd.+		1,140,830	1,080,730
761,125	Lupin, Ltd.		12,462,607	17,987,422
267,943	Piramal Healthcare, Ltd.		2,096,378	2,131,346
286,276	Sun Pharmaceutical Industries, Ltd.		3,585,617	8,327,326

			23,461,613	35,337,784

	Power & Energy	0.25%
3,600,000	GVK Power & Infrastructure, Ltd.+		3,225,467	3,476,146

			3,225,467	3,476,146

	Publishing	0.63%
600,000	Business India Publications (Preferential Shares)+		1,003,792	168,382
3,925,954	Jagran Prakashan, Ltd.		7,666,529	8,601,924

			8,670,321	8,770,306

	Real Estate Operation / Development	1.37%
1,411,329	Housing Development and Infrastructure, Ltd.		6,666,311	9,452,868
853,253	Indiabulls Real Estate, Ltd.		2,802,966	4,832,528
2,231,596	Unitech, Ltd.		3,921,391	4,984,617

			13,390,668	19,270,013

	Retail — Jewelry	0.09%
495,704	Gitanjali Gems, Ltd.		1,535,209	1,252,527

			1,535,209	1,252,527

	Retail Stores	0.02%
161,973	Brandhouse Retails, Ltd.+		108,711	111,955
18,225	Pantaloon Retail India, Ltd.		111,619	128,433

			220,330	240,388

	Shipbuilding	0.46%
184,900	ABG Shipyard, Ltd.		351,175	915,756
4,700,000	Pipavav Shipyard, Ltd.+		9,488,959	5,528,032

			9,840,134	6,443,788

The India Fund, Inc.
September 30, 2009 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Steel	5.30%
496,564	Jindal Saw, Ltd.		$5,824,083	$7,794,006
2,772,450	Jindal Steel & Power, Ltd.		2,549,169	33,862,446
430,914	JSW Steel, Ltd.		5,358,849	7,435,853
931,600	Monnet Ispat & Energy, Ltd.		7,457,015	7,151,853
1,421,389	Steel Authority of India, Ltd.		2,660,075	5,045,259
434,919	Tata Steel, Ltd.		1,899,479	4,614,092
1,577,056	Welspun Gujarat Stahl Rohren, Ltd.		6,121,314	8,523,741

			31,869,984	74,427,250

	Telecommunications	4.99%
5,939,750	Bharti Airtel, Ltd.		30,958,967	51,680,332
787,640	Mahanagar Telephone Nigam, Ltd.		1,302,685	1,497,343
1,986,321	Reliance Communications, Ltd.		9,671,534	12,717,739
2,950,281	Usha Martin, Ltd.		3,776,467	4,133,644

			45,709,653	70,029,058

	Televisions	1.12%
453,824	Sun TV Network, Ltd.		2,568,818	3,100,022
320,000	Television Eighteen India, Ltd.+		937,317	643,260
2,401,769	Zee Entertainment Enterprises, Ltd.		10,526,874	11,912,734

			14,033,009	15,656,016

	Textiles	0.31%
938,258	Bombay Rayon Fashions, Ltd.		4,442,661	4,281,210

			4,442,661	4,281,210

	Transport — Marine	0.28%
3,023,810	Mercator Lines, Ltd.		4,119,492	3,938,087

			4,119,492	3,938,087

	Transportation	0.20%
1,532,848	Transport Corporation of India, Ltd.		2,619,885	2,778,596

			2,619,885	2,778,596

	Vehicle Components	1.16%
3,230,738	Apollo Tyres, Ltd.		2,251,923	3,018,848
16,268	Bosch, Ltd.		1,015,998	1,407,830
1,478,000	Cummins India, Ltd.		8,814,464	10,732,053
415,549	JK Tyre & Industries, Ltd.		1,081,147	1,141,993

			13,163,532	16,300,724

	Vehicles	4.61%
4,367,316	Ashok Leyland, Ltd.		1,395,389	3,840,297
626,350	Hero Honda Motors, Ltd.		14,621,495	21,739,638
1,068,252	Mahindra & Mahindra, Ltd.		11,901,609	19,568,520
509,573	Maruti Suzuki India, Ltd.		12,363,621	17,996,332

The India Fund, Inc.
September 30, 2009 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Vehicles (concluded)
181,000	Tata Motors, Ltd-A		$1,506,565	$1,636,732

			41,788,679	64,781,519

	TOTAL INDIA		773,361,742	1,362,712,036

	United States	0.15%
	Computer Software & Programming	0.15%
56,100	Cognizant Technology Solutions, Corp.+		927,142	2,168,826

			927,142	2,168,826

	TOTAL UNITED STATES		927,142	2,168,826

	TOTAL COMMON STOCKS		774,288,884	1,364,880,862

EXCHANGE TRADED FUNDS (1.19% of holdings)		1.19%
5,200	PowerShares India Portfolio		101,784	110,084
785,000	WisdomTree India Earnings Fund		15,051,673	16,508,550

			15,153,457	16,618,634

	TOTAL EXCHANGE TRADED FUNDS		15,153,457	16,618,634

EXCHANGE TRADED NOTE (1.60% of holdings)		1.60%
381,600	iPath MSCI India Index ETN+		20,421,427	22,487,688

	TOTAL EXCHANGE TRADED NOTE		20,421,427	22,487,688

RIGHTS (0.00% of holdings)
	Televisions	0.00%
160,000	Television Eighteen Rights (Expiration date 10/13/09)		0	42,241

			0	42,241

	TOTAL RIGHTS		0	42,241

WARRANTS (0.00% of holdings)
	Computer Software & Programming	0.00%
94,902	Everonn Systems India, Ltd.		159,406	0

			159,406	0

	TOTAL WARRANTS		159,406	0

	TOTAL INVESTMENTS	100.00%	$810,023,174	$1,404,029,425

The India Fund, Inc.
September 30, 2009 (Unaudited)
Schedule of Investments (continued)
Footnotes and Abbreviations

ADR	—	American Depository Receipt

GDR	—	Global Depository Receipt

+ Non-income producing
As of June 30, 2009, the aggregate cost for federal income tax purposes was $588,333,620.

Excess of value over tax cost	$426,976,516
Excess of tax cost over value	(28,948,571)

$398,027,945

Supplemental Information to the Schedule of Investments
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”
In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective with the March 31, 2008 quarterly reporting on portfolio holdings. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2009, is as follows:

Investments in
Valuation Inputs	Securities*
Level 1 — Quoted Prices	$1,398,290,770
Level 2 — Other Significant Observable Inputs	42,241
Level 3 — Significant Unobservable Inputs	5,696,414

Total	$1,404,029,425

*	See Schedule of Investments for identification of securities by security type and country and industry classification.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Equity Securities
	Publishing	Retail Stores	Shipbuilding
Balance, as of December 31, 2008	$104,680	$199,887	$2,978,017
Realized gain (loss)	0	0	0
Change in unrealized appreciation (depreciation)	63,702	(104,605)	2,550,015
Net purchases (sales)	0	0	0
Net transfers in/out of Level 3	0	(95,282)	0
Balance, as of September 30, 2009	$168,382	$0	$5,528,032
Adoption of Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities”
In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. As of September 30, 2009, management has evaluated the impact of SFAS 161 on financial reporting disclosures and has determined that no additional disclosure is required.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)
Date November 3, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date November 3, 2009

By (Signature and Title)*	/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date November 3, 2009

*	Print the name and title of each signing officer under his or her signature.